UNITED STATES

	       SECURITIES AND EXCHANGE COMMISSION

		     Washington, D.C.  20549

			    FORM N-CSR

	CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

		       INVESTMENT COMPANIES

	    Investment Company Act file number:  811-9521

		        MANAGERS AMG FUNDS
----------------------------------------------------------------------
	 (Exact name of registrant as specified in charter)

	800 Connecticut Avenue, Norwalk, Connecticut 06854
----------------------------------------------------------------------
	(Address of principal executive offices)  (Zip code)


		       The Managers Funds LLC
	800 Connecticut Avenue, Norwalk, Connecticut 06854
----------------------------------------------------------------------
	      (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 299-3500

Date of fiscal year end:	MAY 31

Date of reporting period:	JUNE 1, 2003 - MAY 31, 2004
					(Annual Shareholder Report)

Item 1.  REPORT TO SHAREHOLDERS
======================================================================

		[Logo:] AMG Managers AMG Funds

		[Logo:] Burridge
			Growth
			Partners


		      Division of The
		     Burridge Group LLC



		    =================
		      Burridge Small
	       	     Cap Growth Fund
	  	    =================


		      Annual Report
		      -------------

		       May 31, 2004
		       ------------

	BURRIDGE SMALL CAP GROWTH FUND
	==============================

		Annual Report
		-------------

		May 31, 2004
	       -------------



	     TABLE OF CONTENTS
	     -----------------


					Begins
					on Page
					-------


Letter to Shareholders 			   1
----------------------

Portfolio Manager Comments 		   2
--------------------------

Summary of Industry Weightings
 and Top Ten Holdings			   5
------------------------------

Schedule of Portfolio Investments          6
---------------------------------

 Detailed portfolio listing by
  security type and industry sector,
  as valued at May 31, 2004

Financial Statements:
---------------------
 Statement of Assets and Liabilities 	   9
  Fund balance sheet, net asset value
  (NAV) per share computation and
  composition of net assets
 Statement of Operations 		  10
  Detail of sources of income, Fund
  expenses, and realized and unrealized
  gains (losses) during the period
 Statement of Changes in Net Assets 	  11
  Detail of changes in Fund assets for
  the past two fiscal periods

Financial Highlights 			  12
--------------------
 Net asset value, total return,
  expense ratios, turnover ratio
  and net assets

Notes to Financial Statements 		  13
-----------------------------
 Accounting and distribution policies,
  details of agreements and transactions
  with Fund management and affiliates

Report of Independent Registered
 Public Accounting Firm  		  17
--------------------------------

Trustees and Officers 			  18
---------------------

======================
Letter to Shareholders
======================


Dear Fellow Shareholders:

Throughout the year ending May 31, 2004, the financial markets finished a strong rally which had taken most stock indices up more than 45% from their March 2003 lows and transitioned into a volatile trading range. Small company stocks were a prime beneficiary of this rally, rising more than 75% from the trough in mid March of 2003 to a peak in late January 2004. The rally was a welcome reprieve from a three-year bear market and was the result of both a strengthening economy and investors' collective perception that risks were diminishing. Although the economy continues to strengthen and corporate profits appear to be healthy, the stock market flattened in late January and has been in a rather volatile trading range since. One explanation is merely that stock valuations had over-reached reasonable levels. However, we think the reasons are a bit more specific. Con-tinued turmoil in Iraq, which has included mounting American casualties and increased terrorist activity around the globe, has re-heightened investors' awareness of risk.
In ad-dition, a combination of strong global growth and instability in the Middle East has driven the price of oil to an all time high.
This, along with other inflationary pressures typically associated with strong growth has convinced most investors that higher interest rates are inevitable. After months of warning, the Fed has began what will likely be an extended period of gradual tightening by raising the Fed Funds rate in late June. However, inves-tors had already driven interest rates higher by 30 to 70 basis points between December and May. Thus, the stock market has vacillated between celebrating strong earnings growth and regretting higher risks and higher costs. We expect that this will continue for the time being, with the additional intrigue of the forthcoming presidential election.

Throughout this period the Burridge Small Cap
Growth Fund provided an exceptional return, rising 45.4% for the year ended May 31, 2004.
For the same period, the Russell 2000 index of small capitalization stocks returned 30.3%, and the Russell 2000 Growth index returned 29.8%.
Appreciation such as this cannot be expected on a regular basis, but is the result of investing with discipline and taking advantage of opportunities when they are available. As mentioned in last year's report, the investment team was able to find companies that were reducing their cost structures such that modest increases in revenues would translate into significant earnings gains. This played out well over the past 12 months, and although the market may be volatile, we believe it will continue to work well in the future. The goal is to look past short term volatility and provide reasonable longer-term returns. So far, this Fund has proven successful by delivering a three year return, ending May 31, 2004, of 15.8%, while the Russell 2000 returned 6.0%.

A more detailed review of the portfolio's performance along with the portfolio manager's outlook going forward and a listing of the portfolio securities as of May 31, 2004 are included with this report. Should you have any questions about this Fund or this annual report, please feel free to contact us at 1-800-835-3879, or visit our website, www.managersamg.com. We thank you for your investment.

Sincerely,


Peter M. Lebovitz

President
Managers AMG Funds

==============================
Burridge Small Cap Growth Fund
Portfolio Manager Comments
==============================
2

The fiscal year ended May 31, 2004, has been a strong one for the Burridge Small Cap Growth Fund
(the "Fund"). The Fund gained 45.4%, outpacing the Russell 2000 Index and Russell 2000 Growth
Index, which returned 30.3% and 29.8%,
respectively. The Fund's performance continues to come from strong stock picking and bottom-up, fundamental research in which the team is able to capitalize on the inefficiency of the space.
There is still little institutional coverage on many of the small cap companies and the analysts are able to identify strong growth before the market does.

The Fund's philosophy is to own "good companies that are getting better." Nancy Prial, CFA, Burridge Growth Partners' Chief Investment
Officer, believes the change in the earnings growth rate is the single best predictor of future stock performance. Nancy and the analysts constantly screen for companies experiencing earnings ac-celeration that could translate into solid growth potential.
The team then conducts fundamental analysis to identify those companies perceived to be undervalued versus their future growth prospects. This process uncovers companies with accelerating earnings in market segments best positioned for growth, regardless of the current economic environment. Companies with accelerating earnings growth are also uncovered in traditional (growth) and non-traditional (value) areas of the market.

Smaller capitalization companies continued to outperform their larger capitalization peers as we saw the Russell 2000 (small cap) gain 30.3% for the year and the Russell 1000 (large cap) gain 18.9%. Small cap companies are typically the first companies to benefit from an economic recovery and this rally was evident throughout the entire period. The strong performance of the Fund benefited from this environment. Value stocks edged just past growth stocks across all market capitalizations. This was exemplified in the small cap space through the Russell 2000
Growth Index which ended the year at 29.8% while the Russell 2000 Value had a slightly more positive return of 30.8%.

One of the most notable attributes of the Fund's return this past year has been the breadth of positive stock returns across all sectors. For example, holdings such as Labor Ready Inc. (LRW), a factory floor temporary placement company
(industrials), appreciated over 87% while
Tenneco Automotive Inc. (TEN), an automotive parts company (consumer discretionary) appreciated 232%, and Knight Trading Group Inc.
(NITE), a market maker in Nasdaq securities and in the third market (financials), rose 83%.
Stock growth was abundant, and with strong fundamental research, the investment team was able to identify superior growth opportunities and invest in them. This can be seen in the twelve-month historical EPS growth for the portfolio, as of May 31st 2004, which was greater than those of both the Russell 2000
Index and Russell 2000 Growth Index.

The largest three sectors continue to be Information Technology (30.2%), Industrials
(22.7%) and Health Care (16.5%). Where the Fund varies significantly from the Rus-sell 2000 Index and Russell 2000 Growth Index is within
Information Technology, Industrials, Energy,
Financials and Consumer Discretionary--a result of where the Bur-ridge team feels the best stock opportunities exist and where the Fund's best relative

======================================
Burridge Small Cap Growth Fund
Portfolio Manager Comments (continued)
======================================

performance came from. An overweight position in industrials has resulted from our investment in companies paying down their debt and going from non-investment grade to investment grade. Earnings are accelerating due to margin improvement and corporate restructuring in companies like
SCS Transportation Inc. (SCST). We are also overweight in Information Technology, due in large part to particular growth opportunities in software companies such as Captiva Software
Corp. (CPTV) that are benefiting from capital spending. Energy is another sector where we have significant exposure. We have discovered companies reporting solid growth in both oil drilling and oil supply like Parker Drilling
Co. (PKD) and Harvest Natural Resources Inc.
(HNR). Alternatively, the Financials sector is significantly underweight; we simply do not see strong future growth in companies within the sector.
We owned several small banks in the past year but have taken profits and moved out of them due to decelerating earnings and the flattening of the housing cycle. We have also taken profits while reducing our Consumer Discretionary sector position from 15.9% one year ago to about 9.9% currently. This was due to decreasing accelerations among the companies within the sector.

Moving into the next fiscal year, despite geopolitical concerns and recent mar-ket pessimism, we feel guardedly positive about the market. It continues to draw strength from capital spending regardless of the slowdown in consumer spending.
Capital spending has brought pricing power back to industrial companies, something which hadn't been strong for them since the mid 1990's. The small cap space has significant exposure to that area of the market which should benefit the Fund as well. While it appears that the gains of this next year will not be as substantial as the recent past, we believe they should continue to be positive due to companies continuing to report positive earning surprises and revisions.

Although the US GDP is slowing down, it remains robust and well above the histori-cal average of 3.3%. The recovery is stabilizing and although some express concern about the slowdown in growth, we feel it is still strong. The market growth has been naturally slowing the past months as investors are waiting to see what happens in Iraq as the US hands over governing control and the potential of a new president in November.
Growth remains strong and our focus continues to be on company fundamentals, particularly the strength of those within the Fund. We see fundamentals improving, as evidenced in the strong upward earnings revisions being released.
There are always investment opportunities to be discovered and we will continue to invest the Burridge Small Cap Growth Fund in companies with earnings acceleration and growth potential not yet realized by the market.

Cumulative Total Return Performance
-----------------------------------
The Fund's cumulative total return is based on the daily change in net asset value (NAV), and assumes that all distributions were reinvested.
This chart compares a hypothetical $10,000 investment made in Burridge Small Cap Growth
Fund and includes, for periods prior to the Fund's inception on June 25, 2002, the return of the Burridge 401(k) Plan Trust, the predecessor account, to a $10,000 investment made in the Russell 2000 since the predecessor account's inception. The predecessor account began operations on September
28, 2000, and its objectives, policies,

======================================
Burridge Small Cap Growth Fund
Portfolio Manager Comments (continued)
======================================

guidelines and restrictions were, in all material respects, the same as the Fund's. The predecessor account was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon funds. If the predecessor account had been registered as a mutual fund, the predecessor account's performance may have been adversely affected.
The performance of the predecessor account was calculated according to the standardized SEC method, except that quarterly rather than daily fund values were used. The listed returns for the Fund are net of expenses and the returns for the indices exclude expenses. Total returns would have been lower had certain expenses not been reduced. This chart is not intended to imply any future performance of the Fund. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares.


Value of $10,000 Investment
---------------------------



			Burridge Small		 Russell
Year End		 Cap Growth		2000 Index
--------		--------------		----------
September 28, 2000	  $10,000		$10,000
May 31, 2001		  $11,109		$ 9,571
May 31, 2002		  $12,073		$ 9,523
May 31, 2003		  $11,865		$ 8,744
May 31, 2004		  $17,252		$11,393


The table below shows the average annualized total returns for the Burridge Small Cap Growth and the Russell 2000 Index since inception through May 31, 2004.




Average Annual Total Returns: 	1 Year 		Since Inception*
-----------------------------	------		----------------

Burridge Small Cap Growth 	45.39% 		16.00%
Russell 2000 Index 		30.29% 		10.96%


* Commencement of operations was
  September 28, 2000.

Past performance is not indicative of future results. For current performance data, which may be lower or higher than that reported, visit our website at www.managersamg.com or call 800-835-3879.
The investment return and the principal value on an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

	Burridge Small Cap Growth Fund
	------------------------------

		May 31, 2004
		------------

Summary of Industry Weightings (unaudited)
------------------------------------------



			Percentage of		Percentage of
Major Sectors		 Net Assets		 Russell 2000
-------------		-------------		-------------
Information Technology	   30.2% (1)		    19.3%
Industrials		   22.7	 (1)		    14.4
Health Care		   16.5	 (1)		    14.3
Consumer Discretionary      9.9			    14.8
Energy			    6.8			     4.3
Materials		    3.6			     5.2
Financials		    2.2			    20.8
Consumer Staples	    1.6			     3.0
Telecommunication Services  1.4			     1.2
Other			    5.1			     2.7


 (1) Holdings greater than 10% are in bold.


Top Ten Holdings (unaudited)
----------------------------



				Percentage of
 Security Name			  Net Assets
 -------------			-------------

Tenneco Automotive, Inc.	  2.3%
Kyphon, Inc.*			  2.2
Titan International, Inc.	  2.1
Oregon Steel Mills, Inc.	  2.0
Navigant Consulting, Inc.*	  2.0
Ocular Sciences, Inc.		  1.9
Symmetricom, Inc.*		  1.8
LCA-Vision, Inc.		  1.8
Intermagnetics General Corp.	  1.8
AMC Entertainment, Inc.*	  1.7
				  ---
  Top Ten as a Group		 19.6%*
				 =====

Top Ten Holding at November 30, 2003

=================================
Burridge Small Cap Growth Fund
Schedule of Portfolio Investments
May 31, 2004
=================================



					Shares 		Value
					------		-----

Common Stocks - 94.9%
---------------------
Consumer Discretionary - 9.9%
-----------------------------
AMC Entertainment, Inc.* 		27,951 	       $  422,060
Dura Automotive Systems, Inc.* 		26,150 		  247,379
Fleetwood Enterprises, Inc.* 		29,145 		  390,543
Goody's Family Clothing, Inc. 		20,459 		  244,280
Hartmarx Corp.* 			42,443 	          255,931
J Jill Group, Inc., The* 		14,751 		  301,363
Tenneco Automotive, Inc.* 		43,544 		  556,057
 Total Consumer Discretionary 			        2,417,613
 ----------------------------				---------

Consumer Staples - 1.6%
-----------------------
Revlon, Inc., Class A * 		39,405 		  129,248
Wild Oats Markets, Inc.* 		18,730 		  253,792
 Total Consumer Staples 				  383,040
 ----------------------					  -------

Energy - 6.8%
-------------
Harvest Natural Resources, Inc.* 	28,376 		  360,375
Mission Resources Corp. 		37,336            200,868
Newpark Resources, Inc.* 		46,153            260,764
NS Group, Inc.* 		        21,758 		  289,381
Parker Drilling Co.* 			94,167 		  302,276
Willbros Group, Inc.* 			16,559 		  232,323
 Total Energy 						1,645,987
 ------------					        ---------

Financials - 2.2%
-----------------
Knight Trading Group, Inc.* 		28,769(1)	 329,693
Metris Cos Inc.* 			27,234 		 205,617
 Total Financials 					 535,310
 ----------------					 -------

Health Care - 16.5%
-------------------
Analogic Corp. 				 5,388  	 248,548
Digene Corp.* 				 7,116 		 277,595
ICON Plc.* 				 6,680 		 260,520
I-Flow Corp.* 				16,505 		 223,313
Illumina, Inc. * 			37,618		 238,498
Kendle International, Inc. * 		27,954		 209,655
Kyphon, Inc.* 				21,629 		 529,694
LCA-Vision, Inc. * 			18,251 		 438,024
Lexicon Genetics, Inc.* 		41,184 		 288,700
Luminex Corp.* 				24,085 		 240,127
Microtek Medical Holdings, Inc.* 	48,348 		 218,098
Ocular Sciences, Inc.* 			13,916 		 464,934
Orchid Biosciences, Inc.* 		24,398 		 176,886
Sola International, Inc.* 		10,924 		 211,816
 Total Health Care 				       4,026,408
 -----------------				      ----------



The accompanying notes are an integral part of these financial statements.

=============================================
Burridge Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
=============================================



					Shares 		Value
					------		-----

Industrials - 22.7%
-------------------
BE Aerospace, Inc.* 			55,607 	     $  354,773
Comfort Systems USA, Inc.* 		37,188 		262,175
Exponent, Inc.* 			 9,143 		227,935
Greenbrier Co., Inc. * 		        15,158 		261,172
HEICO Corp., Class A* 			21,973 		259,721
Hub Group, Inc.* 			 8,619 		282,014
Ii-Vi, Inc.* 				 7,408 		190,978
Integrated Electrical Services, Inc.*   25,623          230,607
Intermagnetics General Corp.* 		14,753 		434,771
JLG Industries, Inc. 			19,024 		240,083
Labor Ready, Inc.* 			33,232 		404,433
Lamson & Sessions Co. * 		39,134 		295,462
Mesa Air Group, Inc.* 			28,107(1)       215,581
Michael Baker Corp.* 			19,867 		285,091
Navigant Consulting, Inc.* 		23,246 		475,381
NCI Building Systems, Inc.* 		10,032 		291,630
SCS Transportation, Inc.* 		13,950 		317,363
Titan International, Inc. 		46,975 		500,284
 Total Industrials 				      5,529,454
 -----------------				      ---------

Information Technology - 30.2%
------------------------------
24 / 7 Real Media, Inc.* 		35,759 		207,760
Advanced Power Technology, Inc.* 	15,480 		204,491
Aladdin Knowledge Systems* 		14,303 		376,883
Applied Innovation, Inc.* 		27,508 		110,032
Bottomline Technologies, Inc.* 		25,246 		242,362
Captiva Software Corp. * 		30,042 		302,523
Centillium Communications, Inc. *	40,278 		132,917
Concur Technologies, Inc.* 		31,593 		343,100
F5 Networks, Inc.* 			10,046 		298,266
Helix Technology Corp. 			10,328 		205,321
Hi/Fn, Inc.* 				21,498 		209,606
Interwoven, Inc.* 			20,345 		187,581
Kana Software, Inc.* 			50,933 		143,631
Metasolv, Inc. * 			57,013 		160,777
Micromuse, Inc.* 			24,028 		142,246
MICROS Systems, Inc.* 			 8,478 		368,200
Modem Media, Inc.* 			38,545 		216,237
Nanometrics, Inc.* 			15,356 		196,403
Netopia Inc.* 				18,738 		108,680
Network Engines, Inc. * 		55,469 		176,391
Overland Storage, Inc.* 		14,877 		213,039
Performance Technologies, Inc. * 	18,573 		201,331
QAD, Inc.* 				18,674 		197,384





The accompanying notes are an integral part of these financial statements.

=============================================
Burridge Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
=============================================



					Shares 		Value
					------		-----

ValueSharesREMEC, Inc.* 		30,098 		197,142
SeaChange International, Inc.* 		24,158 		360,679
Simpletech, Inc.* 			48,793 		183,462
Symmetricom, Inc.*			56,875 		449,312
Synplicity, Inc.* 			29,156 		170,563
United Online, Inc.* 			17,908(1) 	336,491
Western Digital Corp.* 			38,578 		352,603
Witness Systems, Inc.* 			24,653 		355,250
 Total Information Technology 			      7,350,663
 ----------------------------			      ---------

Materials - 3.6%
----------------
A. Schulman, Inc. 			19,434 		388,097
Oregon Steel Mills, Inc.*		42,254 		476,203
 Total Materials 					864,300
 ---------------					-------

Telecommunication Services - 1.4%
---------------------------------
Primus Telecommunications Group, Inc.* 55,489 		336,263
 Total Telecommunication Services 			336,263
 --------------------------------			-------
Total Common Stocks
-------------------
(cost $21,995,030) 				     23,089,038
						     ----------
Other Investment Companies - 9.4%
---------------------------------
Bank of New York Institutional
 Cash Reserves Fund, 1.10%(2,3)        66,012 		 66,012
JPMorgan Prime Money Market Fund,
 Institutional Class Shares,
 1.00%(2)			    2,228,003 	      2,228,003
Total Other Investment Companies
--------------------------------
(cost $2,294,015) 		    		      2,294,015
						      ---------
Total Investments - 104.3%
--------------------------
(cost $24,289,045) 				     25,383,053
						     ----------
Other Assets, less Liabilities - (4.3)% 	     (1,050,234)
---------------------------------------

Net Assets - 100.0% 				    $24,332,819
-------------------				     ----------




Note: Based on the approximate cost of investments of $24,352,705 for Federal income tax purposes at May 31, 2004, the aggregate gross unrealized appreciation and depreciation were $1,832,764 and
      $802,416, respectively, resulting in net unrealized appreciation of investments of
      $1,030,348.

*     Non-income-producing securities.

(1) Some or all of these shares were out on loan to various brokers as of May 31, 2004, amounting to a market value of $62,704, or approximately 0.3% of net assets.
(2)   Yield shown for each investment company
      represents the May 31, 2004, seven-day
      average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(3) Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

===================================
Burridge Small Cap Growth Fund
Statement of Assets and Liabilities
May 31, 2004
===================================




Assets:
-------

 Investments at value				$25,383,053
 Cash				 		    188,249
 Receivable for investments sold		    339,520
 Receivable for Fund shares sold		    429,677
 Dividends, interest and other receivables	      2,297
 Receivable from affiliate			        838
 Prepaid expenses				     14,228

   Total assets			 		 26,357,862
   ------------					 ----------

Liabilities:
------------

 Payable upon return of securities loaned	     66,012
 Payable for investments purchased		  1,924,193
 Payable for Fund share repurchased		      6,011
 Accrued expenses:
   Distribution fees				      4,209
   Professional fees				      7,582
   Custodian fees			 	      6,750
   Transfer Agent fees			              6,498
   Other			 		      3,788

   Total liabilities			          2,025,043
   -----------------				  ---------

Net Assets					$24,332,819
----------				        -----------

Shares outstanding				  1,603,090
Net asset value, offering and redemption
 price per share				     $15.18
----------------------------------------	     ------
Net Assets Represent:
 Paid-in capital				$22,732,928
 Undistributed net investment gain		      -
 Accumulated net realized gain from investments	    490,946
 Net unrealized appreciation of investments	  1,108,945

Net Assets					$24,332,819
----------					-----------
 Investments at cost				$24,289,045




The accompanying notes are an integral part of these financial statements.

======================================
Burridge Small Cap Growth Fund
Statement of Operations
For the fiscal year ended May 31, 2004
======================================




Investment Income:
------------------
 Dividend income				$14,362
 Securities lending fees			  1,375

  Total investment income			 15,737
  -----------------------			 ------

Expenses:
---------
 Investment advisory and management fees	 75,258
 Distribution fees				 18,814
 Custodian fees				         25,663
 Transfer agent fees				 24,195
 Professional fees				 23,535
 Registration fees				 13,688
 Reports to shareholders		          4,517
 Trustees fees				          1,403
 Miscellaneous				          1,161


  Total expenses before expense offsets		188,234
  -------------------------------------		-------
 Less: Expense reimbursement			(76,095)

 Net expenses					112,139
 ------------					-------

   Net investment loss				(96,402)
   -------------------				--------

Net Realized and Unrealized Gain (Loss):
----------------------------------------
 Net realized gain on investments               840,019
 Net unrealized appreciation of investments     896,036

  Net realized and unrealized gain	      1,736,055
  --------------------------------	      ---------
Net Increase in Net Assets
 Resulting from Operations		     $1,639,653
--------------------------		     ----------




The accompanying notes are an integral part of these financial statements.

==================================
Burridge Small Cap Growth Fund
Statement of Changes in Net Assets
==================================




						For the fiscal		For the fiscal
						year ended		period ended
						  May 31, 		  May 31,
						   2004 		   2003*
						--------------		--------------

Increase in Net Assets
----------------------
From Operations:
----------------
 Net investment loss				 $(96,402)		 $(13,977)
 Net realized gain (loss) on investments	  840,019 		  (28,306)
 Net unrealized appreciation
  of investments				  896,036 		  212,909
  Net increase in net assets
   resulting from operations			1,639,653 		  170,626
  --------------------------			---------		  -------
Distributions to shareholders:
------------------------------
 From net realized gain on investments	 	 (85,336)		      -
 -------------------------------------		---------		  --------

From Capital Share Transactions:
--------------------------------
 Proceeds from the sale of shares	      22,496,593 		1,119,774
 Reinvestment of dividends
  and distributions				  79,789 	     	      -
 Purchase in-kind				    -   		  532,978
 Cost of shares repurchased		      (1,526,144)		  (95,114)

  Net increase from capital share
    transactions			      21,050,238 		1,557,638
 --------------------------------	      ----------		---------

  Total increase in net assets		      22,604,555 		1,728,264
  ----------------------------		      ----------		---------

Net Assets:
-----------
 Beginning of period			       1,728,264 		     -
 End of period				     $24,332,819 	       $1,728,264
 -------------				     -----------	       ----------

End of period undistributed
 net investment loss			     $     -   		       $  (13,977)
					     ===========	       ===========

Share Transactions:
-------------------
 Sale of shares				      1,538,936 		  125,124
 Shares purchased in-kind			   -   			   50,053
 Shares reinvested from dividends
  and distributions				  5,556 		      -
 Shares repurchased			       (105,223)		  (11,356)

  Net increase in shares		      1,439,269 		  163,821




* Commencement of operations was June 25, 2002.


The accompanying notes are an integral part of these financial statements.

==============================================
Burridge Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each period
==============================================







						For the fiscal		For the fiscal
						 year ended		period ended
						   May 31,		   May 31,
						    2004 		    2003*
						--------------		--------------


Net Asset Value, Beginning of Period
------------------------------------		  $10.55 		   $10.00

Income from Investment Operations:
----------------------------------
 Net investment loss				  (0.18)		    (0.09)
 Net realized and unrealized gain on investments   4.97 		     0.64

  Total from investment operations		   4.79 		     0.55
  --------------------------------		   ----			     ----

Less Distributions to Shareholders from:
----------------------------------------
 Net realized gain on investments		 (0.16)			       -


Net Asset Value, End of Period			$15.18 			   $10.55
------------------------------			------			   ------

Total Return (a)				 45.39%			     5.50%(b)

Ratio of net expenses to average net assets	  1.49%			     1.49%(c)

Ratio of net investment loss to average
 net assets					 (1.28)%		   (1.16)%(c)

Portfolio turnover				    84%			      121%(b)

Net assets at end of period (000's omitted)	$24,333			     $1,728

=====================================================================================
Expense Offsets (d)
-------------------
Ratio of total expenses to average net assets	  2.50%			     6.68%(c)

Ratio of net investment loss to average
 net assets					(2.29)%			   (1.16)%(c)
=====================================================================================





 *  Commencement of operations was June 25, 2002.
(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
   (See Notes to Financial Statements.)

==============================
Burridge Small Cap Growth Fund
Notes to Financial Statements
May 31, 2004
==============================

(1) Summary of Significant Accounting Policies
----------------------------------------------
Managers AMG Funds (the "Trust") is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is an equity fund, the Burridge
Small Cap Growth Fund (the "Fund").

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments
----------------------------
Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price.
Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented, by dealer and exchange quotations.
Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities
(including derivatives) and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
----------------------------------
Dividend income is recorded on the ex-dividend date.
Interest income is recorded on the accrual basis.
Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and, in some cases, other affiliated funds based upon their relative average net assets or number of shareholders.

=========================================
Notes to Financial Statements (continued)
=========================================

The Fund has a "balance credit" arrangement with The
Bank of New York ("BNY"), the Fund's custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day
T-Bill rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to the Fund. For the fiscal year ended May 31, 2004, the custodian expense was not reduced under this arrangement.

(d) Dividends and Distributions
-------------------------------
Dividends resulting from net investment income, if any, normally will be de-clared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differ-ences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. The tax character of distributions paid during fiscal years 2004 and 2003 were as follows:



					2004			2003
					----			----
Distributions paid from:
------------------------
Ordinary income				$    -			$    -
Short-term capital gains		   53,335		     -
Long-term capital gains			   32,001		     -
					-------------------------------
					$  85,336		$    -
					-------------------------------

As a % of distributions paid:
-----------------------------
Qualified ordinary income		     -			     -
Ordinary income-dividends
 received deduction			     -			     -
Qualified long-term gains		  100.00%
---------------------------------------------------------------------------
Capital loss carryforward		$    -			$ (114,209)
Undistributed ordinary income		     -			     -
Undistributed short-term capital gains    455,813		     -
Undistributed long-term capital gains      98,793		     -




Pursuant to section 852 of the Internal Revenue Code the Fund designates $130,794 as long-term capital gain for the taxable year ended May 31, 2004.

(e) Federal Taxes
-----------------
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of
1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies.
Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

=========================================
Notes to Financial Statements (continued)
=========================================

(f) Capital Loss Carryover
--------------------------
At May 31, 2004, the Fund had no accumulated net realized capital loss carry-over from securities transactions for Federal income tax purposes.

(g) Capital Stock
-----------------
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with $0.001 par value per share. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares are based on the valuation of those securities in accordance with the Fund's policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At May 31, 2004, certain shareholders (including omnibus accounts) individually held greater than 10% of the outstanding shares of the Fund as follows: two own 61%.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into an Investment Management
Agreement under which The Managers Funds LLC
(the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Fund is distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC.
The Fund's investment portfolio is managed by The
Burridge Group LLC ("Burridge"), which serves pursuant to a Subadvisory Agreement by and between the Investment Manager and Burridge with respect to the Fund. AMG indirectly owns a majority interest in Burridge. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment
Manager, AMG, and/or MDI.

The Fund is obligated by the Investment Management
Agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets. The Investment Manager, in turn, pays
Burridge 1.00% of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreement with the Fund, the
Investment Manager provides a variety of administrative services to the Fund. The Investment
Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment
Manager and Burridge, Burridge reimburses the Investment Manager for the costs the Investment
Manager bears in providing such services to the Fund. The Investment Manager has contractually agreed, through at least October 1, 2004, to waive fees and pay or reimburse the Fund to the extent that the total operating expenses (excluding interest, taxes, brokerage, and other extraordi-nary expenses) exceed 1.49% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would

=========================================
Notes to Financial Statements (continued)
=========================================
not cause the Fund's total operating expenses in any such year to exceed 1.49% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment
Manager, Burridge from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At May 31, 2004, the cumulative amount of unreimbursed expenses is $138,967.

The aggregate annual fee paid to each outside
Trustee for serving as a Trustee of the Trust was $5,000. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.
Effective April 1, 2004, the aggregate annual retainer paid to each independent Trustee will be $52,000, plus $2,000 per meeting attended, allocated to all Funds accord-ing to relative net assets, for which The Managers Funds, LLC serves as the Investment Advisor. The independent chairman of the Trust receives an additional payment of $5,000 per year.

(3) Purchases and Sales of Securities
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the fiscal year ended May 31, 2004, were $25,987,476 and $6,300,341, respectively.
There were no purchases or sales of U.S. Government securities.

(4) Portfolio Securities Loaned
-------------------------------
The Fund may participate in a securities lending program providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

(5) Commitments and contingencies
---------------------------------
In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, and this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

==================================================
Report of Independent Registered Public Accounting
Firm
==================================================

To the Trustees of Managers AMG Funds and the
Shareholders of Burridge Small Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Burridge Small Cap
Growth Fund (hereafter referred to as the "Fund"), at May 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial high-lights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public
Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 19, 2004

Trustees and Officers
---------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut
Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign or retire;
(b) any Trustee may be removed with or without cause by at least two-thirds of the number of Trustees remaining after such removal (provided that there shall not be fewer than 3 remaining Trustees);
(c) shareholders may vote to remove a Trustee at a special meeting of shareholders held at the written request of shareholders of 10% or more of the outstanding shares of the Trust.

Independent Trustees
--------------------
The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:




Name, Date of Birth,  		Principal Occupation(s) During
Number of Funds   		Past 5 Years and Other Directorships
Overseen in Fund Complex*   	Held by Trustee
-------------------------	------------------------------------

Jack W. Aber, 9/9/37 		Professor of Finance, Boston University
* Trustee since 1999 		School of Management (1972-Present);
* Oversees 27 Funds in Fund 	Trustee of Appleton Growth Fund (1
   Complex 			portfolio); Trustee of Third Avenue Trust
				(4 portfolios); Trustee of Third Avenue
				Variable Trust (1 portfolio)

William E. Chapman, II, 	President and Owner, Longboat
9/23/41 			Retirement Planning Solutions (1998-
* Trustee since 1999 		Present); Hewitt Associates, LLC (part
* Oversees 27 Funds in Fund 	time) (provider of Retirement and
   Complex 			Investment Education Seminars);
* Chairman of each Trust 	Interim Executive Vice President,
				QuadraMed Corporation (2001);
				President Retirement Plans Group,
				Kemper Funds (1990-1998); Trustee of
				Bowdoin College (2002-Present);
				Trustee of Third Avenue Trust (4
				portfolios); Trustee of Third Avenue
				Variable Trust (1 portfolio)

Edward J. Kaier, 9/23/45 	Partner, Hepburn, Willcox, Hamilton &
* Trustee since 1999 		Putnam (1977-Present); Trustee of
* Oversees 27 Funds in Fund 	Third Avenue Trust (4 portfolios);
   Complex 			Trustee of Third Avenue Variable Trust
				(1 portfolio)

Eric Rakowski, 6/5/58 		Professor, University of California at
* Trustee since 1999 		Berkeley School of Law (1990-Present);
* Oversees 27 Funds in Fund 	Visiting Professor, Harvard Law School
   Complex 			(1998-1999); Trustee of Third Avenue
				Trust (4 portfolios); Trustee of Third
				Avenue Variable Trust (1 portfolio)

---------------------------------
* The Fund Complex consists of Managers AMG Funds,
The Managers Funds, Managers Trust I and Managers
Trust II.

Interested Trustees
--------------------
The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act. Mr.
Kingston is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers
Distributors, Inc.



Name, Date of Birth,  		Principal Occupation(s) During
Number of Funds   		Past 5 Years and Other Directorships
Overseen in Fund Complex*   	Held by Trustee
-------------------------	------------------------------------

John Kingston, III, 10/23/65 	Senior Vice President and General
* Trustee since 2004 		Counsel, (2002-Present), Affiliated
* Secretary since 1999 		Managers Group, Inc.; Vice President
* Oversees 27 Funds in Fund 	and Associate General Counsel,
   Complex 			Affiliated Managers Group, Inc. (1999-
				2002); Director and Secretary,
				Managers Distributors, Inc. (2000-
				Present); Served in a general
				counseling capacity, Morgan Stanley
				Dean Witter Investment Management,
				Inc. (1998-1999); Associate, Ropes
				and Gray (1994-1998); No other
				directorships held by trustee.

Peter M. Lebovitz, 1/18/55 	President and Chief Executive Officer,
* Trustee since 2002 		The Managers Funds LLC (1999-
* President since 1999 		Present); President, Managers
* Oversees 27 Funds in Fund 	Distributors, Inc. (2000-Present);
   Complex 			Director of Marketing, The Managers
				Funds, LP (1994-1999); Director of
				Marketing, Hyperion Capital
				Management, Inc. (1993-1994); Senior
				Vice President, Greenwich Asset
				Management, Inc. (1989-1993); No
				other directorships held by trustee.


---------------------------------

Officers
--------



Name, Date of Birth,
Position(s) Held With Fund &
Length of Time Served 		Principal Occupation(s) During Past 5 Years
----------------------------	-------------------------------------------
Galan G. Daukas, 10/24/63 	Chief Operating Officer, The Managers
* Chief Financial Officer 	Funds LLC, (2002-Present); Chief
since 2002 			Financial Officer, The Managers Funds,
				Managers Trust I and Managers Trust
				II (2002-Present); Chief Operating
				Officer and Chairman of the
				Management Committee, Harbor
				Capital Management Co., Inc. (2000-
				2002); Chief Operating Officer, Fleet
				Investment Advisors (1992-2000).

Donald S. Rumery, 9/23/58 	Director, Finance and Planning, The
* Treasurer since 1999 		Managers Funds LLC, (1994-Present);
				Treasurer and Chief Financial Officer,
				Managers Distributors, Inc. (2000-
				Present); Treasurer and Secretary of
				Managers Trust I and Managers Trust
				II (2000-Present); Treasurer of The
				Managers Funds (1995-Present) and
				Secretary of The Managers Funds
				(1997-Present).





	[Logo:]  AMG Managers AMG Funds
	===============================


		Investment Manager
		-----------------

		The Managers Funds LLC
		800 Connecticut Avenue
		Norwalk, Connecticut 06854-2325
		(203) 299-3500 or (800) 835-3580

		Distributor
		-----------

		Managers Distributors, Inc.
		800 Connecticut Avenue
		Norwalk, Connecticut 06854-2325
		(203) 299-3500 or (800) 835-3580

		Subadvisor
		----------

		The Burridge Group LLC
		333 West Wacker Drive
		Chicago, Illinois 60606

		Custodian
		---------

		The Bank of New York
		2 Hanson Place, 7th floor
		Brooklyn, New York 11217

		Legal Counsel
		-------------

		Goodwin Procter LLP
		Exchange Place
		Boston, Massachusetts 02109

		Transfer Agent
		--------------

		Boston Financial Data Services, Inc.
		Attn: Managers AMG Funds
		P.O. Box 8517
		Boston, Massachusetts 02266-8517
		(800) 252-0682

		Trustees
 		--------
		Jack W. Aber
		William E. Chapman, II
		John Kingston, III
		Edward J. Kaier
		Peter M. Lebovitz
		Eric Rakowski

This report is prepared for the Fund's shareholders.
It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information about the Fund or other Managers Funds or Managers
AMG Funds, please contact us by calling 1-800-835-
3879. Distributed by Managers Distributors, Inc., member NASD.

		www.managersamg.com
	       www.managersfunds.com

Item 2.  CODE OF ETHICS
======================================================================
Registrant has adopted a Code of Ethics.  See attached Exhibit 10(a).


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT
======================================================================
Registrant's Board of Trustees has determined that independent Trustee Mr. Jack Aber qualifies as the Audit Committee Financial Expert. Mr. Aber is "independent" as such term is defined in Form N-CSR.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================================================================
Audit Fees
----------
The aggregate fees billed by PwC to the Fund for each of the Fund's two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements ("Audit Fees") were $6,285 for fiscal 2004 and $6,285 for fiscal 2003.

Audit-Related Fees
------------------
There were no fees billed by PwC to the Fund in its two most recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements, but are not reported as Audit Fees ("Audit-Related Fees").

For the Fund's two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of the Fund by any Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

Tax Fees
--------
The aggregate fees billed by PwC to the Fund for each of the Fund's two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning ("Tax Fees") were $3,500 for fiscal 2004 and $3,000 for fiscal 2003.

For the Fund's two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund were $0 for fiscal 2004 and $0 for fiscal 2003, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

All Other Fees
--------------
There were no other fees billed by PwC to the Fund for all other non-audit services ("Other Fees") during the Fund's two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund.

According to policies adopted by the Audit Committee, services provided by PwC to the Fund must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Fund without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Fund. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

There were no other fees billed by PwC for non-audit services rendered to the Fund and to Fund Service Providers for the Fund's two most recent fiscal years.

The Audit Committee has considered whether the provision of non-audit services by PwC to Fund Service Providers that were not required to be pre-approved by the Audit Committee is compatible with maintaining PwC's independence in its audit of the Fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities.


Item 5. [RESERVED]
======================================================================



Item 6. [RESERVED]
======================================================================



Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
======================================================================
	Not applicable.


Item 8. [RESERVED]
======================================================================



Item 9.  CONTROLS AND PROCEDURES
======================================================================
(a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



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Item 10.  EXHIBITS
======================================================================
(a)	Any code of ethics or amendments hereto.  Filed herewith.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.


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				SIGNATURES
				==========

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	August 3, 2004
	--------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	August 3, 2004
	--------------



By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer

Date:	August 3, 2004
	--------------



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